TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses and Amount Computed by Applying Statutory Tax Rate to Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Income (loss) before income taxes	$ 43,146	$ (144,651)	$ (21,038)
Income tax at applicable tax rate of 25%	10,786	(36,163)	(5,260)
Effect of international tax rate differences	472	(598)	847
Non-deductible expenses	7,360	24,135	2,145
Effect of tax holidays or preferential tax rates	(12,001)	(5,759)	(5,985)
Effect of tax rate changes	(1,725)	0	0
Investment basis difference in the PRC Domestic Entities	2,696	(2,757)	(335)
Withholding tax	0	0	(30,578)
Research and development super-deduction	0	0	(1,667)
Changes in valuation allowance	(8,849)	30,856	28,041
Unrecognized tax benefits	(4,302)	0	(8,133)
Changes in interest and penalties on unrecognized tax benefits	9,307	15,270	15,020
Effective Income Tax Reconciliation Adjustments Total, Total	$ 21,442	$ 24,984	$ (5,905)